Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2017
Long-Term Debt [Abstract]
Debt Disclosure

Facility	June 30, 2017	December 31, 2016
(a) Credit Facilities	265,476	344,564
(b) Term Bank Loans	1,573,511	1,421,479

Total	1,838,987	1,766,043
Less deferred finance costs, net	(12,938)	(12,188)
Total long-term debt	1,826,049	1,753,855
Less current portion of debt	(274,117)	(291,111)
Add deferred finance costs, current portion	3,366	2,976

Total long-term portion, net of current portion and deferred finance costs	1,555,298	1,465,720

Schedule of Weighted-Average Interest Rate

Three months ended June 30, 2017	3.42%
Three months ended June 30, 2016	2.52%

Six months ended June 30, 2017	3.32%
Six months ended June 30, 2016	2.57%

Debt Principal Payments

Period/Year	Amount

July to December 2017	184,887
2018	340,436
2019	248.913
2020	224,561
2021	303,932
2022 and thereafter	536,258

1,838,987